Income Taxes (Narrative) (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate	23.00%	23.00%	23.00%
Income tax loss carryforwards					$ 525
Federal corporate tax rate	21.00%
Withholding tax applicable on interest payments	17.50%
Withholding tax applicable on dividend payments	12.50%
Net operating losses for tax purposes	$ 89
Minimum [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
State tax rate	2.50%
Maximum [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
State tax rate	11.50%
Israel [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax loss carryforwards				₪ 620	$ 200
Singapore [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate	17.00%
Tax laws	Under Singapore tax laws, any gains derived by a divesting company from its disposal of ordinary shares in an investee company are generally not taxable. Prior to Budget 2025, to qualify for the tax treatment, the divesting company must have held at least 20% of the ordinary shares in the investee company for a continuous period of at least 24 months immediately prior to the date of share disposal. With effect from 1 January 2026, the divesting company must still hold at least 20% of the ordinary shares and/or qualifying preference shares in the investee company for a continuous period of at least 24 months immediately prior to the date of share disposal but the assessment of the 20% shareholding can be applied on a group basis.